August 22, 2025

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Calamos ETF Trust (the “Trust”) (File Nos. 333-191151 and 811-22887)

Ladies and Gentlemen:

On behalf of the Trust, we are filing today by electronic submission via EDGAR under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 62, and under the Investment Company Act of 1940, as amended, Amendment No. 64, to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of amending the principal investment strategy and risk disclosures pertaining to Calamos [U.S. Tech] Autocallable Income ETF  (the “Fund”), a series of the Trust, under the 1933 Act and the 1940 Act. This Amendment being filed today relates only to the Fund and is being filed pursuant to Rule 485(a) of the 1933 Act and will become effective on November 5, 2025.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (630) 245-8394 or via email at cjackson@calamos.com.

Sincerely,

CALAMOS ADVISORS LLC

/s/ J. Christopher Jackson

By:	J. Christopher Jackson
Senior Vice President & Of Counsel

cc:	John P. Calamos, Sr.
Erik D. Ojala, Esq.
Susan Schoenberger, Esq.
Paulita Pike, Esq., Ropes & Gray LLP
Rita Rubin, Esq., Ropes & Gray LLP
Madeline Raster, Esq., Ropes & Gray LLP